                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881

                 Oppenheimer Rochester Minnesota Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Principal
  Amount                                                        Coupon    Maturity       Value
----------                                                     -------   ----------   -----------
Municipal Bonds and Notes--103.2%
Minnesota--103.2%
$   50,000   Alexandria, MN Health Care Facilities (Board
                of Social Ministry)(1)                         6.000%    07/01/2032   $    45,994
    25,000   Apple Valley, MN EDA (Evercare Senior Living)     6.000     12/01/2025        20,267
    25,000   Austin, MN GO(1)                                  5.000     10/01/2018        24,999
   430,000   Baytown, MN Township (St. Croix Preparatory
                Academy)(1)                                    7.000     08/01/2038       353,568
   900,000   Becker, MN Pollution Control (Northern States
                Power Company)(1)                              8.500     03/01/2019     1,013,760
 1,000,000   Becker, MN Pollution Control (Northern States
                Power Company)(1)                              8.500     09/01/2019     1,125,450
 2,000,000   Becker, MN Pollution Control (Northern States
                Power Company)(1)                              8.500     04/01/2030     2,202,440
    10,000   Bemidji, MN Health Care Facilities (North
                Country Health Services)(1)                    5.000     09/01/2031         8,564
    80,000   Brainerd, MN Health Care Facilities
                (Benedictine Health System)(1)                 6.000     02/15/2020        80,045
    20,000   Brooklyn Park, MN Economic Devel. Authority
                (Brooks Landing Apartments)(1)                 5.600     07/01/2024        20,161
   110,000   Burnsville, MN Multifamily (Coventry Court)(1)    5.950     09/20/2029       112,093
 1,000,000   Chippewa County, MN Gross Revenue (Montevideo
                Hospital)(1)                                   5.500     03/01/2037       775,120
   135,000   Cloguet, MN Pollution Control (Potlach
                Corp.)(1)                                      5.900     10/01/2026        95,380
 1,000,000   Columbia Heights, MN EDA Tax Increment (Huset
                Park Area Redevel.)(1)                         5.375     02/15/2032       578,650
   200,000   Columbia Heights, MN Multifamily & Health Care
                Facilities (Crest View Corp.)(1)               5.700     07/01/2042       139,230
     5,000   Coon Rapids, MN Hsg. (Pine Point Apartments)(1)   6.125     05/01/2032         5,003
   400,000   Cottage Grove, MN Senior Hsg.(1)                  6.000     12/01/2046       304,348
   200,000   Cuyuna Range, MN Hospital District Health
                Facilities(1)                                  5.000     06/01/2029       139,866
   200,000   Dakota County, MN Community Devel. Agency
                (Regent Burnsville)(1)                         6.000     07/01/2045       174,918
     5,000   Douglas County, MN Alexandria Hsg. & Redevel.
                Authority (Windmill Ponds)                     5.000(2)  07/01/2015         4,564
   750,000   Duluth, MN Hsg. & Redevel. Authority
                (Benedictine Health Center)(1)                 5.875     11/01/2033       548,828
    25,000   Eden Prairie, MN Multifamily Hsg. (Edendale
                Apartments)(1)                                 5.600     12/01/2032        25,040
   250,000   Eveleth, MN Health Care (Arrowhead Senior
                Living Community)(1)                           5.200     10/01/2027       185,240
   300,000   Falcon Heights, MN (Kaleidoscope Charter
                School)(1)                                     6.000     11/01/2037       214,833
   370,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated
                Group)(1)                                      5.500     12/01/2029       300,181
   130,000   Grand Rapids, MN Hsg. and Redevel. Authority
                (Lakeshore)(1)                                 5.700     10/01/2029       101,371
    35,000   Harmony, MN Multifamily (Zedakah Foundation)(1)   5.950     09/01/2020        27,467


               1 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Principal
  Amount                                                        Coupon    Maturity       Value
----------                                                     -------   ----------   -----------
$   50,000   Hastings, MN Health Care Facility (Regina
                Medical Center)(1)                             5.300%    09/15/2028   $    39,276
    90,000   Hayfield, MN GO                                   5.000     02/01/2018        90,111
   350,000   Hopkins, MN Hsg. and Redevel. Authority
                (Excelsior Crossings)(1)                       5.050     02/01/2030       253,670
   110,000   International Falls, MN Pollution Control
                (Boise Cascade Corp.)(1)                       5.500     04/01/2023        56,763
   180,000   International Falls, MN Pollution Control
                (Boise Cascade Corp.)(1)                       5.650     12/01/2022        95,368
   115,000   International Falls, MN Solid Waste Disposal
                (Boise Cascade Corp.)(1)                       6.850     12/01/2029        59,622
    10,000   Kilkenny, MN Water Authority(3)                   5.900     12/01/2009        10,078
   500,000   Lake Crystal, MN Hsg. (Ecumen-Second
                Century)(1)                                    5.700     09/01/2036       349,420
   500,000   Lamberton, MN Solid Waste (Highwater
                Ethanol)(1)                                    8.500     12/01/2022       392,370
    20,000   Litchfield, MN EDA (Hsg. Devel.)(1)               5.400     02/01/2012        20,067
   500,000   Litchfield, MN Electric Utility(1)                5.000     02/01/2029       505,195
    20,000   Maplewood, MN Multifamily Hsg. (Hazel Ridge)(1)   5.700     12/01/2032        20,006
   670,000   Meeker County, MN (Memorial Hospital)(1)          5.750     11/01/2037       544,623
   219,041   Minneapolis & St. Paul, MN Hsg. Finance Board
                (Single Family Mtg.)(1)                        5.000     12/01/2038       207,068
 1,313,726   Minneapolis & St. Paul, MN Hsg. Finance Board
                (Single Family Mtg.)(1)                        5.250     12/01/2040     1,309,089
    50,000   Minneapolis & St. Paul, MN Hsg. Finance Board
                (Single Family Mtg.)(1)                        6.250     11/01/2030        51,554
   120,000   Minneapolis & St. Paul, MN Metropolitan
                Airports Commission(1)                         5.250     01/01/2022       116,574
    25,000   Minneapolis & St. Paul, MN Metropolitan
                Airports Commission, Series A(1)               5.000     01/01/2028        24,732
    75,000   Minneapolis, MN (Carechoice Member)               5.875     04/01/2024        58,253
    25,000   Minneapolis, MN (Sports Arena)(1)                 5.400     07/01/2030        24,478
   500,000   Minneapolis, MN Collateralized Multifamily
                Hsg. (Vantage Flats)(1)                        5.200     10/20/2048       479,090
    10,000   Minneapolis, MN Community Devel. Agency
                (Cord-Sets)(1)                                 5.500     06/01/2018         9,871
   115,000   Minneapolis, MN Community Devel. Agency
                (Riverside Homes of Minneapolis)(1)            6.200     09/01/2029       116,163
    50,000   Minneapolis, MN Health Care System (Fairview
                Health System/FSP/FSH/FRCS/RRHS/FRWHS
                Obligated Group)(1)                            6.375     11/15/2023        53,017
   200,000   Minneapolis, MN Multifamily Hsg. (Blaisdell
                Apartments)                                    5.500     04/01/2042       124,654
    20,000   Minneapolis, MN Multifamily Hsg. (East Village
                Hsg. Corp.)(1)                                 5.750     10/20/2042        20,059
    40,000   Minneapolis, MN Multifamily Hsg. (Riverside
                Plaza)(1)                                      5.100     12/20/2018        40,009
   205,000   Minneapolis, MN Multifamily Hsg. (Riverside
                Plaza)(1)                                      5.200     12/20/2030       198,053
    15,000   Minneapolis, MN Sports Arena(1)                   5.100     10/01/2013        15,050
   250,000   Minneapolis, MN Supported Devel. (Common Bond
                Fund)(1)                                       5.000     06/01/2028       207,355


               2 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Principal
  Amount                                                        Coupon    Maturity       Value
----------                                                     -------   ----------   -----------
$  600,000   Minneapolis, MN Tax Increment (Grant Park)(1)     5.200%    02/01/2022   $   445,434
 1,750,000   Minneapolis, MN Tax Increment (Grant Park)(1)     5.350     02/01/2030     1,133,055
   500,000   Minneapolis, MN Tax Increment (Ivy Tower)(1)      5.500     02/01/2022       358,230
   250,000   Minneapolis, MN Tax Increment (St. Anthony
                Falls)(1)                                      5.750     02/01/2027       167,965
   635,000   Minneapolis, MN Tax Increment (Unocal Site)(1)    5.400     02/01/2031       409,232
     5,000   Minneota, MN Hsg. Facilities (Madison Ave.
                Apartments)                                    5.750     04/01/2019         4,422
    40,000   Minnetonka, MN Multifamily Hsg. (Cedar Hills
                East/ Cedar Hills West)(1)                     5.900     10/20/2019        40,909
   200,000   MN Agricultural & Economic Devel. Board(1)        7.250     08/01/2020       189,930
     5,000   MN Agricultural & Economic Devel. Board
                (Benedictine Health System)(1)                 5.000     02/15/2023         5,183
   155,000   MN Agricultural & Economic Devel. Board
                (Fairview Health Services)(1)                  6.375     11/15/2022       158,350
    90,000   MN Agricultural & Economic Devel. Board
                (Fairview Health Services)(1)                  6.375     11/15/2029        90,769
    15,000   MN HEFA (Gustavus Adolphus College)(1)            5.250     10/01/2009        15,054
    45,000   MN HEFA (University of St. Thomas)(1)             5.250     10/01/2034        43,950
   750,000   MN HEFA (University of St. Thomas)(1)             5.250     04/01/2039       750,360
    60,000   MN HFA (Rental Hsg.)(1)                           5.200     08/01/2029        57,599
   135,000   MN HFA (Rental Hsg.)(1)                           5.875     08/01/2028       135,023
    10,000   MN HFA (Rental Hsg.)(1)                           6.000     02/01/2022        10,009
    25,000   MN HFA (Rental Hsg.)(1)                           6.125     08/01/2021        25,021
    15,000   MN HFA (Rental Hsg.)(1)                           6.150     08/01/2025        15,008
   250,000   MN HFA (Residential Hsg.)(1)                      5.100     07/01/2031       234,600
    25,000   MN HFA (Residential Hsg.)(1)                      5.350     07/01/2033        24,085
    25,000   MN HFA (Single Family Mtg.)(1)                    5.150     07/01/2019        24,240
    10,000   MN HFA (Single Family Mtg.)(1)                    5.200     07/01/2013        10,117
    10,000   MN HFA (Single Family Mtg.)(1)                    5.550     07/01/2013        10,072
    25,000   MN HFA (Single Family Mtg.)(1)                    5.600     07/01/2022        24,818
    20,000   MN HFA (Single Family Mtg.)(1)                    5.650     07/01/2031        19,967
     5,000   MN HFA (Single Family Mtg.)(1)                    5.650     07/01/2031         4,992
     5,000   MN HFA (Single Family Mtg.)(1)                    5.750     01/01/2026         5,001
    10,000   MN HFA (Single Family Mtg.)(1)                    5.850     07/01/2019        10,225
    15,000   MN HFA (Single Family Mtg.)(1)                    5.875     01/01/2017        15,023
   670,000   MN HFA (Single Family Mtg.)(1)                    5.900     07/01/2025       670,409
    10,000   MN HFA (Single Family Mtg.)(1)                    5.950     01/01/2017        10,016
    10,000   MN HFA (Single Family Mtg.)(1)                    6.100     07/01/2030         9,999
   170,000   MN HFA (Single Family Mtg.)(1)                    6.250     07/01/2026       170,097
    15,000   MN Public Facilities Authority Water
                Pollution(1)                                   5.000     03/01/2015        15,044
   780,000   MN Seaway Port Authority of Duluth (Northstar
                Aerospace)(1)                                  5.000     04/01/2017       643,664
 1,410,000   MN Seaway Port Authority of Duluth (Northstar
                Aerospace)(1)                                  5.200     04/01/2027     1,015,228
   200,000   Moorhead, MN EDA (Eventide)                       5.150     06/01/2029       138,718


               3 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Principal
  Amount                                                        Coupon    Maturity       Value
----------                                                     -------   ----------   -----------
$   55,000   New Hope, MN Hsg. & Health Care Facilities
                (Minnesota Masonic Home North Ridge)           5.875%    03/01/2029   $    41,865
   500,000   North Oaks, MN Senior Hsg. (Presbyterian Homes
                of North Oaks)(1)                              6.000     10/01/2033       407,440
 1,100,000   North Oaks, MN Senior Hsg. (Presbyterian Homes
                of North Oaks)(1)                              6.500     10/01/2047       915,519
    40,000   Northfield, MN Senior Hsg. (Northfield Manor)     6.000     07/01/2033        30,206
   110,000   Olmstead County, MN Health Care Facilities
                (Olmsted Medical Group)                        5.450     07/01/2013       107,289
   300,000   Otter Tail County, MN GO(1)                       7.500     11/01/2019       210,291
   100,000   Park Rapids, MN Health Facilities (Mankato
                Lutheran Homes)                                5.600     08/01/2036        69,888
   100,000   Pine City, MN Health Care & Hsg. (North Branch)   6.125     10/20/2047        78,721
   100,000   Plymouth, MN Health Facilities (HealthSpan
                Health System/North Memorial Medical Center
                Obligated Group)(1)                            6.125     06/01/2024       100,054
    80,000   Plymouth, MN Health Facilities (HealthSpan
                Health System/North Memorial Medical Center
                Obligated Group)(1)                            6.250     06/01/2016        80,302
   125,000   Prior Lake, MN Senior Hsg. (Shepherds Path
                Senior Hsg.)                                   5.750     08/01/2041        93,518
    30,000   Ramsey County, MN Hsg. & Redevel. Authority
                (Hanover Townhouses)(1)                        5.625     07/01/2016        30,493
 1,000,000   Redwood Falls, MN (Redwood Area Hospital)(1)      5.125     12/01/2036       694,410
   200,000   Sartell, MN Health Care & Hsg. Facilities (The
                Foundation for Health Care Continuums)(1)      6.625     09/01/2029       172,714
    25,000   Slayton, MN Tax Increment, Series B(1)            5.350     02/01/2013        25,052
    25,000   South Washington County, MN Independent School
                District No. 833 COP(1)                        5.250     12/01/2014        24,790
 1,000,000   St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village)(1)                       5.000     02/01/2031       553,770
   750,000   St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village)(1)                       5.625     02/01/2031       456,120
     5,000   St. Cloud, MN Hospital Facilities (St. Cloud
                Hospital)(1)                                   5.000     07/01/2015         4,972
    40,000   St. Cloud, MN Hospital Facilities (St. Cloud
                Hospital)(1)                                   5.000     07/01/2015        39,775
    15,000   St. Cloud, MN Hospital Facilities (St. Cloud
                Hospital)(1)                                   5.000     07/01/2020        13,799
    10,000   St. Paul, MN GO(1)                                5.000     12/01/2018        10,028
   890,000   St. Paul, MN Hsg. & Redevel. Authority (559
                Capital Blvd./HSJH/BLMC/DRH/HESJH Obligated
                Group)(1)                                      5.700     11/01/2015       827,415
   400,000   St. Paul, MN Hsg. & Redevel. Authority
                (Bridgecreek Senior Place)(1)                  7.000     09/15/2037       294,204
    50,000   St. Paul, MN Hsg. & Redevel. Authority
                (District Cooling St. Paul)(1)                 5.350     03/01/2018        50,091
   300,000   St. Paul, MN Hsg. & Redevel. Authority (Great
                Northern Lofts)(1)                             6.250     03/01/2029       203,097
   745,000   St. Paul, MN Hsg. & Redevel. Authority
                (HealthEast/HESJH/HSJH Obligation Group)(1)    6.000     11/15/2025       631,544


               4 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Principal
  Amount                                                        Coupon    Maturity       Value
----------                                                     -------   ----------   -----------
$  215,000   St. Paul, MN Hsg. & Redevel. Authority
                (HealthEast/HESJH/HSJH Obligation Group)(1)    6.000%    11/15/2035   $   163,940
   150,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                Academy)                                       6.000     09/01/2036       107,852
 1,275,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy
                & Richard Shaller)(1)                          5.250     10/01/2042       840,684
   750,000   St. Paul, MN Hsg. & Redevel. Authority (Selby
                Grotto Hsg.)(1)                                5.500     09/20/2044       751,613
    50,000   St. Paul, MN Hsg. & Redevel. Authority (U.S.
                Bank Operations Center)                        6.750     02/01/2028        36,559
   716,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                Landing)(1)                                    7.000     03/01/2029       532,332
     5,000   St. Paul, MN Hsg. & Redevel. Authority Health
                Care Facility (Regions Hospital)(1)            5.200     05/15/2013         5,002
    25,000   St. Paul, MN Hsg. & Redevel. Authority Health
                Care Facility (Regions Hospital)(1)            5.250     05/15/2018        24,359
    35,000   St. Paul, MN Hsg. & Redevel. Authority Health
                Care Facility (Regions Hospital)(1)            5.300     05/15/2028        30,331
   100,000   St. Paul, MN Independent School District No.
                625 COP(1)                                     6.375     02/01/2013       100,438
 2,465,000   St. Paul, MN Port Authority (Great Northern)(1)   6.000     03/01/2030     1,595,249
 1,375,000   St. Paul, MN Port Authority (Regions Hospital
                Parking Ramp)(1)                               5.000     08/01/2036       878,790
   200,000   Stillwater, MN Multifamily (Orleans Homes)        5.500     02/01/2042       129,730
    10,000   University of Minnesota                           6.200     09/01/2012        10,036
    25,000   Virginia, MN Hsg. & Redevel. Authority Health
                Care Facilities(1)                             5.375     10/01/2030        21,172
   115,000   Washington County, MN Hsg. & Redevel.
                Authority (HealthEast Bethesda Hospital)(1)    5.375     11/15/2018        98,578
    15,000   Washington County, MN Hsg. & Redevel.
                Authority (HealthEast Bethesda Hospital)(1)    5.375     11/15/2018        12,822
   130,000   Washington County, MN Hsg. & Redevel.
                Authority (HealthEast Bethesda Hospital)(1)    5.500     11/15/2027       101,951
                                                                                      -----------
                                                                                       32,839,641
                                                                                      -----------
U.S. Possessions--0.0%
     5,000   Puerto Rico ITEMECF (Ana G. Mendez
                University)(1)                                 5.375     02/01/2019         4,287
Total Investments, at Value (Cost $38,168,908)-103.2%                                  32,843,928
Liabilities in Excess of Other Assets-(3.2)                                            (1,031,503)
                                                                                      -----------
Net Assets-100.0%                                                                     $31,812,425
                                                                                      ===========

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2009 was $10,078, which represents 0.03% of the Fund's net assets. See accompanying Notes.


               5 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                       LEVEL 2--
                          LEVEL 1--      OTHER        LEVEL 3--
                         UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS         VALUE
                         ----------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   Minnesota               $--        $32,839,641       $--        $32,839,641
   U.S. Possessions         --              4,287        --              4,287
                           ---        -----------       ---        -----------
Total Assets               $--        $32,843,928       $--        $32,843,928
                           ===        ===========       ===        ===========

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

BCH       Bethany Covenant Home
BLMC      Bethesda Lutheran Medical Center
CAH       Colonial Acres Home
COP       Certificates of Participation
CRC       Covenant Retirement Communities
DRH       D.R. Hospital
ECH       Ebenezer Covenant Home
EDA       Economic Devel. Authority
FRCS      Fairview Regional Community Services
FRWHS     Fairview Red Wing Health Services
FSH       Fairview Seminary Home
FSP       Fairview Seminary Plaza
GO        General Obligation
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HSJH      HealthEast St. Joseph's Hospital
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
RRHS      Range Regional Health Services


               6 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


               7 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


               8 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Federal tax cost of securities   $38,168,908
                                 ===========
Gross unrealized appreciation    $   549,686
Gross unrealized depreciation     (5,874,666)
                                 -----------
Net unrealized depreciation      $(5,324,980)
                                 ===========


               9 | Oppenheimer Rochester Minnesota Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009